Interim Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Common Stock, Par Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares Issued	36,359,391	35,159,391
Common Stock, Shares Outstanding	36,359,391	35,159,391
Class A Convertible Preferred
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	198,000	198,000
Preferred Stock, Shares Outstanding	198,000	198,000
Class B Preferred
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0